Property and Equipment, Net - Schedule of Property and Equipment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cost:
Total cost	¥ 16,054		¥ 45,649
Less: Accumulated depreciation	(11,041)		(32,788)
Property and equipment, net	5,013	$ 727	12,861
Office Equipment
Cost:
Total cost	11,843		20,445
Leasehold Improvements
Cost:
Total cost	¥ 4,211		¥ 25,204